Debt and Other Financing - Additional Information (Detail) shares in Millions									1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2021 USD ($)	Apr. 28, 2021 USD ($)	Feb. 03, 2021 USD ($) TRANCHE	Dec. 31, 2020 USD ($)	Oct. 31, 2019 USD ($) shares	Nov. 13, 2018 USD ($) shares	Jun. 27, 2018 USD ($)	Oct. 19, 2017 USD ($)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 USD ($) Day	Apr. 30, 2020 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) TRANCHE	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 18, 2021 USD ($)	Feb. 02, 2021 USD ($)	Jan. 01, 2020
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 103,435,000									$ 81,237,000		$ 81,237,000		$ 103,435,000	$ 123,044,000
Proceeds from Issuance of Long-term Debt																	3,600,000	107,640,000
Long-term Debt, Fair Value				79,700,000									78,500,000		$ 78,500,000		79,700,000
Number of tranches			2							2					3
Proceeds from convertible debt			$ 58,600,000
Debt payments	$ 21,400,000														$ 22,198,000	$ 0
Repayments of line of credit	16,100,000
Repayments of SBA paycheck protection program loan	3,500,000
Repayments of other debt	1,800,000
Gain on debt extinguishment	$ 12,000														(75,000)	284,000	284,000	(3,267,000)
line of credit				16,100,000													16,100,000
Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long-term Debt, Fair Value				79,700,000													79,700,000	63,900,000
Stock Purchase Agreement [Member]
Debt Instrument [Line Items]
Percentage Of Equity Interest Subject For Sale																					100.00%
Seahawk SPV Investment L L C [Member] | Warrants To Purchase Common Stock [Member]
Debt Instrument [Line Items]
Class Of Warrant Or Right Number Of Securities Issued During Period | shares					13.5
Intelsat Jackson Holdings S A [Member] | Debt Instrument Interest Rate Period One [Member]
Debt Instrument [Line Items]
Interest rate					4.00%							4.00%
Intelsat Jackson Holdings S A [Member] | Debt Instrument Interest Rate Period Two [Member]
Debt Instrument [Line Items]
Interest rate					9.00%							9.00%
Intelsat Jackson Holdings S A [Member] | Debt Instrument Interest Rate Period Three [Member]
Debt Instrument [Line Items]
Interest rate					10.00%							10.00%
Intelsat Jackson Holdings S A [Member] | Debt Instrument Interest Rate Period Four [Member]
Debt Instrument [Line Items]
Interest rate					4.00%							4.00%
Intelsat Jackson Holdings S A [Member] | Warrants To Purchase Common Stock [Member]
Debt Instrument [Line Items]
Class Of Warrant Or Right Number Of Securities Issued During Period | shares					20.2
Jason And Marian Joh Andrews. [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Repurchased During Period, Shares | shares						11.5
Legacy Black Sky [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties					$ 10,000,000.0							$ 10,000,000.0
Interest rate					6.00%							6.00%
Seahawk L S A [Member] | Loan From Related Party [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period					$ 31,600,000
Seahawk L S A [Member] | Loan From Related Party [Member] | Seahawk SPV Investment L L C [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period					17,600,000
Seahawk L S A [Member] | Loan From Related Party [Member] | Investor [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period					14,000,000.0
Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member]
Debt Instrument [Line Items]
Debt Instrument Maximum Borrowing Threshold Limit					110,000,000.0							$ 110,000,000.0
Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member] | Commercial Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					25,000,000.0							25,000,000.0
Bridge Notes Payable [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net			$ 47,600,000						$ 100,000
Gain on debt extinguishment													(75,000)	$ 0	(75,000)	$ 0
Delayed Draw Term Loan [Member] | Seahawk L S A [Member] | Loan From Related Party [Member] | Seahawk SPV Investment L L C [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 50,000,000.0
Debt Instrument, Description of Variable Rate Basis								six
Related Party Loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 83,737,000									$ 81,237,000		$ 81,237,000		$ 83,737,000	80,946,000
Related Party Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage				6.00%									6.00%		6.00%		6.00%
Related Party Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage				4.00%									4.00%		4.00%		4.00%
Related Party Loans [Member] | Seahawk L S A [Member] | Loan From Related Party [Member]
Debt Instrument [Line Items]
Principal Amount Subject To Rolling					17,600,000							17,600,000
Interest Amount Subject To Rolling					$ 800,000							800,000
Related Party Loans [Member] | Two Thousand And Nineteen Omnibus Agreement [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Type of Equity Security					other than the Seahawk LSA debt held by Seahawk, all debt under the Seahawk LSA converted into shares of Series C redeemable convertible preferred stock
Related Party Loans [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 71,200,000													$ 71,200,000
Long Term Debt Amount Of Folding					$ 18,400,000							$ 18,400,000
Long-term Debt, Maturity Date					Oct. 31, 2024							Oct. 31, 2024
Debt Instrument, Frequency of Periodic Payment					Thereafter, interest is payable in cash semi-annually in arrears commencing on May 1, 2023.
Debt Instrument, Collateral					The Intelsat Facility is secured by substantially all of the Company’s assets and is guaranteed by the Company’s subsidiaries; such guarantee is secured by substantially all of the assets of the subsidiaries.
Debt Instrument, Covenant Compliance				There are no covenants tied to financial metrics and the Company was in compliance with the Intelsat Facility as of December 31, 2020.
Debt Issuance Costs, Net				$ 1,800,000													1,800,000
Long-term Debt, Current Maturities				0													0
Related Party Loans [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member] | Applicable From Year One To Three [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					4.00%							4.00%
Related Party Loans [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member] | Applicable Through Year Four [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					9.00%							9.00%
Related Party Loans [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member] | Applicable Through Year Five [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					10.00%							10.00%
Secured Term Loan [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					$ 50,000,000.0							$ 50,000,000.0
Commercial Paper [Member] | Andrews Notes [Member] | Loan From Related Party [Member] | Jason [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties						$ 6,200,000
Commercial Paper [Member] | Andrews Notes [Member] | Loan From Related Party [Member] | Marian Joh Andrews [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties						6,200,000
Commercial Paper [Member] | Andrews Notes [Member] | Loan From Related Party [Member] | Jason And Marian Joh Andrews. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				12,500,000		$ 12,500,000											12,500,000
Debt Instrument, Frequency of Periodic Payment						annually
Debt Instrument, Periodic Payment, Interest						$ 25,000.0
Related Party Transaction, Rate						6.00%
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 3,600,000									$ 0		$ 0		$ 3,600,000
Debt Instrument, Interest Rate, Effective Percentage				1.86%									1.86%		1.86%		1.86%
Paycheck Protection Program Loan [Member] | Covid Nineteen [Member]
Debt Instrument [Line Items]
Debt principal amount											$ 0
Debt Instrument, Covenant Compliance				There are no covenants tied to financial metrics and the Company was in compliance with the PPP loan as of December 31, 2020.
Proceeds from Issuance of Long-term Debt											$ 3,600,000
Debt Instrument, Payment Terms											The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the forgiveness period. Any unforgiven portion of the PPP loan would be primarily payable over two years, with certain amounts due over an incremental three years, at an interest rate of 1%, with a deferral of payments for the first six months
Debt Instrument, Interest Rate, Effective Percentage											1.00%
Term Loan [Member] | Amended And Restated Loan And Security Agreement [Member] | S V B [Member]
Debt Instrument [Line Items]
Debt principal amount							$ 15,000,000.0
Revolving Credit Facility [Member] | S V B [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 16,100,000													$ 16,100,000
Debt Instrument, Covenant Compliance				There are no covenants tied to financial metrics and the Company was in compliance with the SVB line of credit as of December 31, 2020
Current portion of long-term debt				$ 28,600,000													$ 28,600,000
Line of Credit Facility, Collateral												After amending the line of credit in October 2019, the line of credit is secured by certain pledged cash collateral accounts, guaranteed by the Company’s subsidiaries and guaranteed by certain of its investors
Revolving Credit Facility [Member] | Amended And Restated Loan And Security Agreement [Member] | S V B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 17,000,000.0
Line of Credit Facility, Interest Rate Description							The interest rate on the revolving line of credit is the current prime rate
Line of Credit Facility, Expiration Date							Jun. 30, 2021
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross																		$ 26,000,000
Secured Debt [Member] | Bridge Agreement Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					$ 26,000,000.0							$ 26,000,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					9.00%							9.00%
Debt Instrument, Frequency of Periodic Payment					semi-annually and in arrears commencing May 1, 2020
Debt Instrument, Collateral					The Bridge Loan was secured by substantially all of the Company’s assets and guaranteed by the Company’s subsidiaries, and such guarantee was secured by substantially all of the assets of the subsidiaries.
Long Term Debt Percentage Bearing Fixed Interest Rate Percentage Rate Payable In Cash					6.00%							6.00%
Long Term Debt Percentage Bearing Fixed Interest Rate Percentage Rate On Maturity					3.00%							3.00%
Convertible Debt [Member] | Bridge Notes Payable [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 500,000	$ 18,100,000									$ 40,000,000.0	$ 60,000,000
Debt conversion, shares ratio			7
Convertible debt, remaining amount																			1,900,000
Interest rate																				10.00%
Threshold percentage of stock price trigger	80.00%
Convertible Debt [Member] | Bridge Notes Payable Tranche One [Member]
Debt Instrument [Line Items]
Debt principal amount			$ 18,100,000
Debt conversion, shares ratio			7
Debt conversion, warrants issued, factor amount			$ 1,000,000.0
Convertible Debt [Member] | Bridge Notes Payable Tranche One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt conversion, warrants issued, percent			3.5
Convertible Debt [Member] | Bridge Notes Payable Tranche One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt conversion, warrants issued, percent			0.14
Convertible Debt [Member] | Bridge Notes Payable Tranche Two Member [Member]
Debt Instrument [Line Items]
Debt principal amount																			40,000,000.0
Convertible Debt [Member] | Bridge Notes Payable Tranche Three [Member]
Debt Instrument [Line Items]
Debt principal amount																			$ 500,000
Debt conversion, shares ratio									7
Subsequent Event [Member] | Commercial Paper [Member] | Andrews Notes [Member] | Loan From Related Party [Member] | Jason And Marian Joh Andrews. [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties		$ 1,800,000
Repayments of Related Party Debt		$ 800,000